Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

7. INCOME TAXES

As discussed in Note 1, a REIT is subject to taxation to the extent that taxable income exceeds dividend distributions to shareholders. In order to maintain status as a REIT, the Company is required to distribute at least 90% of its taxable income. In 2013, the Company had pretax income of $366,915 and distributions to shareholders in the form of dividends during the tax year of $671,119. The tax based on statutory rates to the Company, pre-dividends would have been $124,751 in 2013. In 2012, the Company had pretax loss of $(594,994) and distributions to shareholders in the form of dividends during the tax year of $652,870. The tax based on statutory rates to the Company, pre-dividends, would have been $(202,298) in 2012. The Company paid out 100% of taxable income in dividends in 2013 and 2012.

The following reconciles the income tax provision with the expected provision obtained by applying statutory rates to pretax income:

	2013	2012

Tax based on statutory rates	$124,751	$(202,298)
Tax effect on realized losses on properties	(637,500)	(47,230)
Benefit of REIT distributions	512,749	249,528

Total tax provision	$—	$—

The components of deferred income taxes are as follows:

	2013	2012

Loan origination fees	$118,615	$175,010
Loan and bond loss provisions	390,896	968,570
Real-estate impairment	286,839	235,915
Valuation allowance	(796,350)	(1,379,495)

Total income tax	$—	$—

The total deferred tax assets are as follows:

	2013	2012

Deferred tax assets	$796,350	$1,379,495
Tax asset valuation allowance	(796,350)	(1,379,495)

Net deferred tax assets	$—	$—

The change in the valuation allowance was approximately $(583,000) and $345,000 for 2013 and 2012, respectively.